Segment Information (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment information (Details) [Abstract]
Total assets	$ 10,557.8	$ 11,931.2
DISC OP [Member]
Balance sheet information about reportable segments
Total Assets, by segment	0	36.4
PBM [Member]
Balance sheet information about reportable segments
Total Assets, by segment	10,155.1	11,629.1
EM [Member]
Balance sheet information about reportable segments
Total Assets, by segment	$ 402.7	$ 265.7